Employee Benefit Plans	3 Months Ended
Mar. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 9 — EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

The following are the components of net periodic pension expense (in millions):

	Three Months Ended March 31,
	2015	2014
Service cost	$0.2	$0.2
Interest cost	3.4	3.3
Expected return on plan assets	(3.4)	(3.8)
Amortization of prior service costs and unrecognized loss	0.5	—

	$0.7	$(0.3)

Other Post-retirement Benefits

The following are the components of net periodic other post-retirement expense (in millions):

	Three Months Ended March 31,
	2015	2014
Service cost	$0.1	$0.1
Interest cost	0.1	0.2
Amortization of prior service costs and unrecognized loss	0.1	—

	$0.3	$0.3